Credit Suisse Managed Futures Strategy Fund
Credit Suisse Managed Futures Strategy Fund

CREDIT SUISSE OPPORTUNITY FUNDS
 Credit Suisse Managed Futures Strategy Fund
 Credit Suisse Multialternative Strategy Fund
(each, a "Fund" and collectively, the "Funds")

Supplement dated October 23, 2014
to the Prospectus and Summary Prospectus dated February 28, 2014, as amended May 5, 2014 and as supplemented to date

Effective November 19, 2014, certain changes will be made to the investment objectives, principal investment strategies, and principal risks of the Funds, as described below. These changes were previously anticipated to become effective October 28, 2014. In addition, Dr. Sid Browne, Mark Nodelman and Jonathan Sheridan have joined Sheel Dhande as portfolio managers of each Fund, and Dr. Jordan Drachman is no longer a portfolio manager of either Fund.

The following changes to the Prospectus relating to the investment objectives, principal investment strategies and principal risks of the Funds are made effective November 19, 2014, and the following changes to the Prospectus relating to the portfolio managers are currently effective.

Changes to Investment Objectives

The sentence under the section entitled "Credit Suisse Managed Futures Strategy Fund — Summary — Investment Objective" in the Prospectus and under the section entitled "Credit Suisse Managed Futures Strategy Fund — Investment Objective" in the Summary Prospectus is deleted and replaced with the following:

The fund seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds.

Changes to Principal Investment Strategies

The section entitled "Credit Suisse Managed Futures Strategy Fund — Summary — Principal Investment Strategies" in the Prospectus and the section entitled "Credit Suisse Managed Futures Strategy Fund — Principal Investment Strategies" in the Summary Prospectus are deleted in their entirety and replaced with the following:

In seeking to achieve its investment objective, the fund generally seeks to obtain exposure to both up and down price trends in four broad asset classes — equities, fixed income, commodities and currencies. The fund may take long and/or short positions in these asset classes, and dynamically adjusts its exposure to individual asset classes based on a trend-following approach. The fund may also aim to obtain exposure to other strategies commonly used by managed futures funds.

The fund seeks to achieve its investment objective by investing directly and/or indirectly through the Subsidiary (as described below) in securities and derivative instruments including, but not limited to, equity index futures and options, swaps on equity index futures, equity swaps, interest rate futures and options, fixed income futures and options, swaps on fixed income futures, commodity and commodity index-linked futures and options, swaps on commodity and commodity index-linked futures, currency futures and options, swaps on currency futures, currency forwards and equity-, fixed income-, commodity- and currency-linked structured notes and exchange-traded notes ("ETNs"). There are no geographic limits on the fund's holdings and the fund will have exposure to U.S. and non-U.S. securities and currencies. In addition, the fund may have exposure to issuers of any size or credit quality. The fund also invests a significant portion of its assets in investment grade money market instruments, which may include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed income securities, repurchase agreements, money market mutual fund shares, and cash and cash equivalents. The fund's money market instrument holdings may serve as collateral for the fund's derivative positions and may also earn income for the fund. The fund's return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The fund's use of futures, forwards, swaps and certain other financial instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a financial instrument and results in increased volatility, which means that the fund will have the potential for greater gains, as well as the potential for greater losses, than if the fund does not use financial instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the fund's exposure to an asset class and may cause the fund's net asset value ("NAV") to be volatile. A decline in the fund's assets due to losses magnified by the financial instruments providing leveraged exposure may require the fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements under the Investment Company Act of 1940, as amended (the "1940 Act"), when it may not be advantageous to do so.

The fund will enter into short positions, and may use futures and swaps or may sell a security short to do so. For example, the fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the fund a short position with respect to the asset. At times, the fund may have significant short positions.

The fund intends to make investments through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the "Subsidiary"), and may invest up to 25% of its total assets in the Subsidiary. The fund will invest in the Subsidiary primarily to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Generally, the Subsidiary will invest in (long and short) commodity-linked futures and swaps, but it may also invest in other types of futures, swaps and options, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments may also earn income for the Subsidiary.

The fund is actively managed by Credit Suisse based on Credit Suisse's view of the prevailing trends in the market. The percentage of the fund's portfolio exposed to each asset class and to any particular strategy will vary from time to time.

For defensive purposes, due to abnormal market conditions or economic situations as determined by Credit Suisse, the fund's investment adviser, the fund may invest up to 100% of its assets in cash or certain short-term securities. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

The fund is "non-diversified," meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Changes to Principal Risks

The risk factors entitled "Concentration Risk," "Index/Tracking Error Risk," and "Model and Style Risk," are deleted from the section entitled "Credit Suisse Managed Futures Strategy Fund — Summary — Principal Risks of Investing in the Fund" in the Prospectus and from the section entitled "Credit Suisse Managed Futures Strategy Fund — Principal Risks of Investing in the Fund" in the Summary Prospectus.

The following risk factor is added to the section entitled "Credit Suisse Managed Futures Strategy Fund — Summary — Principal Risks of Investing in the Fund" in the Prospectus and to the section entitled "Credit Suisse Managed Futures Strategy Fund — Principal Risks of Investing in the Fund" in the Summary Prospectus:

OPTIONS RISK

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors. No assurances can be given that Credit Suisse's judgment in this respect will be correct. When the fund purchases options, it risks losing all or part of the cash paid for the options. Because option premiums pad or received by the fund indirectly are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.